Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Entity Central Index Key	0001799567
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	2,477,672
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Address, Address Line One	13F, Gangnam Finance Center
Entity Address, Address Line Two	152, Teheran-ro Gangnam-gu
Entity Address, City or Town	Seoul
Entity Incorporation, State or Country Code	M5
Entity Address, Postal Zip Code	06236
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity File Number	001-39349
ICFR Auditor Attestation Flag	false
Entity Current Reporting Status	Yes
Auditor Name	Ernst & Young LLP
Auditor Firm ID	42
Auditor Location	Seattle, Washington
Entity Address, Country	KR
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Joseph A. Sigrist
Entity Address, Address Line One	605 5th Avenue, Suite 300
Entity Address, City or Town	Seattle
Entity Address, Postal Zip Code	98104
Contact Personnel Fax Number	+1-206-408-1545
Entity Address, State or Province	WA
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	DDI
Security Exchange Name	NASDAQ
Common Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, par value
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true